Schedule of allowance for loan losses by segment. (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of allowance for loan losses by segment. (Table):
Schedule of allowance for loan losses by segment. (Table)

The following table shows loans as of December 31, 2013, 2012 and 2011 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Bank’s impairment methodology:

December 31, 2013	Commercial	Residential Real Estate	Consumer & Other Retail	Totals
Loans individually evaluated for impairment	$8,227	$987	$11	$9,225
Loans collectively evaluated for impairment	346,148	212,776	38,617	597,541
Ending Balance	$354,375	$213,763	$38,628	$606,766

December 31, 2012	Commercial	Residential Real Estate	Consumer & Other Retail	Totals
Loans individually evaluated for impairment	$7,627	$1,015	$-	$8,642
Loans collectively evaluated for impairment	328,298	195,334	34,885	558,517
Ending Balance	$335,925	$196,349	$34,885	$567,159

December 31, 2011	Commercial	Residential Real Estate	Consumer & Other Retail	Totals
Loans individually evaluated for impairment	$12,387	$1,217	$-	$13,604
Loans collectively evaluated for impairment	268,536	221,365	14,297	504,198
Ending Balance	$280,923	$222,582	$14,297	$517,802